Nature of business and organization	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroAlgo Inc. (“MicroAlgo” or the “Company”) (f/k/a Venus Acquisition Corporation (“Venus”)), a Cayman Islands exempted company, entered into the Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi Hologram Cloud Inc. (“WiMi” or the “Majority Shareholder”), Venus, Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination, and VIYI Algorithm Inc. (“VIYI”), a Cayman Islands exempted company.

On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 3,960,396 ordinary shares[1] to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Company, which has changed its name to MicroAlgo Inc.

The business combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Venus will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the holders of VIYI expecting to have a majority of the voting power of the post-combination company, VIYI senior management comprising substantially all of the senior management of the post-combination company, the relative size of VIYI compared to Venus, and VIYI operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the business combination will be treated as the equivalent of VIYI issuing shares for the net assets of Venus, accompanied by a recapitalization. The net assets of Venus will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of VIYI. (See Note 3 for details)

VIYI Algorithm Inc. (“VIYI”), is a company incorporated on September 24, 2020 under the laws of the Cayman Islands. WiMi Hologram Cloud Inc. (“WiMi Inc.” or the “Parent”) is VIYI’s parent company. VIYI, its consolidated subsidiaries, its former variable interest entity (“VIE”) and VIE’s subsidiaries is primarily engaged in providing central processing algorithm services.

On March 8, 2011, Shenzhen Yitian Internet Technology Co., Ltd. (“historical VIE”) was established under the laws of the People’s Republic of China. Shenzhen Yitian is one of our operating entities.

On January 14, 2019, Shenzhen Yitian established a fully owned subsidiary Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”), YY Online is one of our operating entities.

On October 28, 2020, Shenzhen Yitian established a fully owned subsidiary Weidong Technology Co., Ltd.(“Weidong”) in Hainan, Weidong is one of our operating entities.

On October 9, 2020, VIYI set up a wholly owned holding company in Hong Kong, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “WOFE”) which established on November 18, 2020 under the laws of the PRC.

On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On April 15, 2021, VIYI Ltd formed a 55% owned subsidiary Viwo Technology Limited (“Viwo Technology”), a Hong Kong limited company.

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online.

[1]	Number of shares has been retrospectively adjusted for the share consolidation effective March 22, 2024.

On July 14, 2021, Weidong transferred its 100% equity interest of Korgas Weidong to Shanghai Guoyu.

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“SZ Viwotong”) in Shenzhen to support its operations.

In November 2021, Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”).

In December 2022, Viwotong Tech acquired 100% equity of Beijing Younike Information Technology Co., Ltd. (“Younike”).

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen.

On May 17, 2023, YY Online transferred 1% equity of Shanghai Guoyu to SZ Weidong.

On June 5, 2023, VIYI Technology Ltd established a fully owned subsidiary CDDI Capital Ltd (“CDDI”) in British Virgin Islands.

On June 27, 2023, CDDI formed a 55% owned subsidiary VIWO Technology Inc.(“VIWO Cayman”) in Cayman.

On July 31, 2023, VIYI Technology Ltd transferred its equity of Viwo Technology Limited to VIWO Cayman. VIWO Cayman holds 100% equity in Viwo Technology.

On December 20, 2023, VIWO Cayman established a fully owned subsidiary VIWO Technology (HK) Co., Limited (“VIWO HK”) in Hong Kong.

On January 23, 2024, VIWO Technology (HK) Co., Limited established a wholly-owned subsidiary, Beijing Viwotong Technology Co., Ltd.(“BJ Viwotong”).

In February 2024, SZ Viwotong transferred 100% equity of Tapuyu and Younike to BJ Viwotong.

On March 7, 2024, BJ Viwotong established a wholly-owned subsidiary, Beijing Weiyunshikong Technology Co., Ltd. (“BJ Weiyunshikong”).

Reorganization of Shenzhen Yitian:

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) was established on March 8, 2011, and was acquired by the Parent’s VIE, WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) in 2015. Shenzhen Yitian and subsidiaries are in the PRC and mainly engaged in provide algorithm services in advertising and gaming industry.

On December 24, 2020, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 and RMB 1, respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong and the original shareholders of Shenzhen Yitian entered into contractual agreements with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020, and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries. The reorganization was completed on December 24, 2020. Shenzhen Weiyixin becomes the primary beneficiary of Shenzhen Yitian and its subsidiaries.

On January 11, 2021, Shenzhen Yitian transferred its 100% equity interest of Weidong and subsidiaries to Shenzhen Weiyixin; its 100% equity interest YY Online to Weidong and its 100% equity interest in Korgas 233 and Wuhan 233 to YY Online. As a result, Wuhan 233 and Korgas 233 became wholly owned subsidiaries of YY Online and YY Online became wholly owned subsidiary of Weidong and Weidong became wholly owned subsidiary of Shenzhen Weiyixin.

All of these entities are under common control of shareholders of VIYI, which results in the consolidation of Shenzhen Yitian and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. The unaudited interim condensed financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The accompanying unaudited interim condensed consolidated financial statements reflect the activities of MicroAlgo and each of the following entities as of June 30, 2024:

Name	Background		Ownership
VIYI Technology Inc. (“VIYI”)	●	A Cayman Islands company Incorporated on September 24, 2020	100% owned by MicroAlgo

VIYI Technology Ltd. (“VIYI Ltd”)	●	A Hong Kong company	100% owned by VIYI
	●	Incorporated on October 9, 2020
	●	A holding company

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	A holding company

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Incorporated on March 08, 2011
	●	Primarily engages central processing algorithm in mobile games industry

Korgas 233 Technology Co., Ltd. (“Korgas 233”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021; dissolved in October 2023
	●	Incorporated on September 15, 2017
	●	Primarily engages in central processing algorithm in mobile games industry

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian
	●	Incorporated on October 16, 2015
	●	Primarily engages in central processing algorithm in advertising industry

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	●	A PRC limited liability company	Disposed in May 2024
	●	Incorporated on January 14, 2019
	●	Primarily engages in central processing algorithm in advertising industry

Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
	●	Incorporated on October 28, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	●	A PRC limited liability company	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021
	●	Incorporated on October 30, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Name	Background		Ownership
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	●	A Singapore company	Disposed in April 2023
	●	Incorporated on January 9, 2009
	●	Primarily engages in resale of intelligent chips and customization of central processing units

Excel Crest Limited (“Excel Crest”)	●	A Hong Kong company	Disposed in April 2023
	●	Incorporated on September 10, 2020
	●	Support the daily operations of Fe-da Electronics in Hong Kong

Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by Shenzhen Weiyixin
	●	Incorporated on November 30, 2020
	●	Engages in providing software support services

Wisdom Lab Inc. (“Wisdom Lab”)	●	A Cayman Islands company	Disposed in April 2023
	●	Incorporated on May 6, 2021
	●	Engages in software solution for intelligent chips

CDDI Capital Ltd (“CDDI”)	●	A British Virgin Islands company	100% owned by VIYI Ltd
	●	Incorporated on June 5, 2023
	●	A holding company

VIWO Technology Inc. (“VIWO Cayman”)	●	A Cayman Islands company	55% owned by CDDI
	●	Incorporated on June 27, 2023
	●	A holding company

Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on April 15, 2021
	●	Engages in intelligent chips design

VIWO Technology (HK) Co., Limited (“VIWO HK”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on December 20, 2023
	●	A holding company

Shenzhen Viwotong Technology Co., Ltd. (“SZ Viwotong”)	●	A PRC limited liability company	100% owned by Viwo Tech
	●	Incorporated on July 19, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by SZ Weidong
	●	Incorporated on March 18, 2019
	●	Engages in R&D and application of intelligent visual algorithm technology

Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu; dissolved in August 2023
	●	Incorporated on July 23, 2021
	●	Engages in R&D and application of intelligent visual algorithm technology

Name	Background		Ownership
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on June 22, 2021
	●	Engages in central processing algorithm in advertising industry

Beijing Younike Information Technology Co., Ltd. (“Younike”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on July 22, 2022
	●	Engages in central processing algorithm in advertising industry

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	●	A PRC limited liability company	100% owned by Weidong
	●	Incorporated on March 27, 2023
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Viwotong Technology Co., Ltd. (“BJ Viwotong”)	●	A PRC limited liability company	100% owned by VIWO HK
	●	Incorporated on January 24, 2024
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Weiyunshikong Technology Co., Ltd. (“BJ Weiyunshikong”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on March 7, 2024
	●	Primarily engages in central processing algorithm in advertising industry